Losses Per Share - Summary of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
(a) Basic losses per share
Basic - losses per share	$ (0.0758)	$ (0.1925)	$ (0.0113)
Total basic losses per share attributable to the ordinary equity holders of the company	(0.0758)	(0.1925)	(0.0113)
(b) Diluted losses per share
Diluted - losses per share	(0.0758)	(0.1925)	(0.0113)
Total basic losses per share attributable to the ordinary equity holders of the company	$ (0.0758)	$ (0.1925)	$ (0.0113)
(c) Reconciliation of losses used in calculating losses per share
From continuing operations	$ (35,290)	$ (76,815)	$ (4,127)
Used in calculating basic losses per share	(35,290)	(76,815)	(4,127)
Losses attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (35,290)	$ (76,815)	$ (4,127)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	465,688,997	399,042,172	364,208,554
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	465,688,997	399,042,172	364,208,554